GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenues by product lines (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Total revenues		$ 2,725.4	$ 2,565.0	$ 2,414.7
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues		506.2	470.1	452.0
Other
Revenue from External Customer [Line Items]
Total revenues	[1]	42.0	37.8	45.4
Products and licenses
Revenue from External Customer [Line Items]
Total revenues		548.2	507.9	497.4
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues		1,219.0	1,104.2	981.2
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues		$ 958.2	$ 952.9	$ 936.1

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.